1900 K Street, N.W. Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
STEPHEN CHOI stephen.choi@dechert.com +1 202 261 7978 Direct +1 202 261 3333 Fax

May 3, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 904 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses for the Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Commodity Strategy Fund, Goldman Sachs Managed Futures Strategy Fund, Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs International Tax-Managed Equity Fund, Goldman Sachs U.S. Equity Dividend and Premium Fund, and Goldman Sachs U.S.-Tax Managed Equity Fund, each a series of the Registrant, that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on April 26, 2024.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 202.261.7978.

Very truly yours,

/s/ Stephen Choi
Stephen Choi